Investment Strategy - PGIM Jennison Mid-Cap Growth Fund	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	The Fund’s subadviser normally invests at least 80% of the Fund's investable assets in equity and equity-related securities of medium-sized companies with the potential for above-average growth. The term “investable assets” refers to the Fund’s net assets plus any borrowings for investment purposes. The Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions. The Fund considers medium-sized companies to be those with market capitalizations that are within the market capitalization range of the Russell Midcap Index. Market capitalization is measured at the time of purchase. The market capitalizations within the Russell Midcap Index will vary, but as of September 30, 2025, the median capitalization was $14.4 billion, and the largest company by market capitalization was $95.8 billion. The Fund may invest in equity securities of companies with market capitalizations larger or smaller than previously noted, consistent with its investment objective. In deciding which equities to buy, the subadviser uses what is known as a growth investment style. This means the subadviser invests in companies that it believes could experience superior sales or earnings growth. In addition to buying equities, the Fund may invest in other equity-related securities. Equity-related securities include American Depositary Receipts (“ADRs”); American Depositary Shares (“ADSs”); common stocks; non-convertible preferred stocks; warrants and rights that can be exercised to obtain stock; and the common and preferred stock of real estate investment trusts (“REITs”). At times, the Fund may have a significant portion of its assets invested in the same economic sector.